Segment Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenue	£ 6,758	£ 6,376	£ 775
UNITED KINGDOM
Statement Line Items [Line Items]
Revenue	79	491
TURKEY
Statement Line Items [Line Items]
Revenue			73
Rest of Europe
Statement Line Items [Line Items]
Revenue	70	35	25
UNITED STATES
Statement Line Items [Line Items]
Revenue	£ 6,609	£ 5,850	£ 677